Payments, by Project - 12 months ended Dec. 31, 2024 - CAD ($) $ in Thousands	Taxes	Royalties	Fees	Bonuses	Total Payments
Suncor Energy Inc | Base Mine
Total	$ 15,390	$ 472,150	$ 12,520		$ 500,060
Suncor Energy Inc | Firebag
Total	29,200	1,595,900	5,380		1,630,480
Suncor Energy Inc | MacKay River
Total	3,260	179,150	2,730		185,140
Suncor Energy Inc | Fort Hills
Total	65,620	320,380	22,700		408,700
Suncor Energy Inc | Hebron
Total		86,320			86,320
Suncor Energy Inc | Hibernia
Total		193,890			193,890
Suncor Energy Inc | Terra Nova
Total		3,930	1,210		5,140
Suncor Energy Inc | White Rose
Total		600			600
Suncor Energy Inc | Libya
Total	236,640	267,700		$ 13,700	518,040
Suncor Energy Inc | U.K. Oil & Gas Taxes
Total	14,730				14,730
Suncor Energy Inc | Other
Total	740		20,280		21,020
Suncor Energy (Syncrude) Operating Inc | Syncrude
Total	$ 69,690	$ 1,815,040	$ 14,780	$ 390	$ 1,899,900